Document and Entity Information	May 30, 2023
Cover [Abstract]
Entity Registrant Name	CITIZENS FINANCIAL SERVICES INC
Amendment Flag	false
Entity Central Index Key	0000739421
Document Type	8-K
Document Period End Date	May 30, 2023
Entity Incorporation State Country Code	PA
Entity File Number	001-41410
Entity Tax Identification Number	23-2265045
Entity Address, Address Line One	15 S Main St.
Entity Address, City or Town	Mansfield
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	16933
City Area Code	(570)
Local Phone Number	622-2121
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, Par Value $1.00 Per Share
Trading Symbol	CZFS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false